Financial risk management - Foreign Currency Sensitivity Analysis (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Impact on equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	€ 74.5	€ 48.7
Impact on net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(8.0)	(21.4)
US dollar | Impact on equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	78.3	65.3
US dollar | Impact on net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	4.2	(7.2)
Japanese yen | Impact on equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(3.8)	(16.6)
Japanese yen | Impact on net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(2.6)	(0.1)
Taiwanese dollar | Impact on equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	0.0	0.0
Taiwanese dollar | Impact on net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	0.4	(12.8)
Other currencies | Impact on equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	0.0	0.0
Other currencies | Impact on net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	€ (10.0)	€ (1.3)